Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.40%
Innovator U.S. Equity Accelerated Plus ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Innovator U.S. Equity Accelerated Plus ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $601.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.50%)